Income Taxes (Schedule of Income Tax Provision) (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Current
Federal						$ 104
State					15	12
Foreign					2,131	807
Deferred					(413)	(150)
Total income tax provision	$ 544	$ 358	$ 852	$ 697	$ 1,733	$ 773